18. SEGMENTED INFORMATION: Schedule of Segment Information - Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Segment Information - Assets and Liabilities
	VANC	HealthTab	Total
	$	$	$
Accounts receivable	280,280	-	280,280
Inventories	102,499	-	102,499
Equipment	21,005	-	21,005
Intangible assets	425,732	1	425,733

Accounts payable	312,632	1,607	314,239